SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Effective tax rate	0.00%		0.00%		0.00%	0.00%
Current federal or state income tax expense	$ 0		$ 0		$ 0
Tax credit receivable	51,127		51,127
Cash	5,762,564		5,762,564		7,474,188	$ 9,111,751
Research and development expense	$ 1,198,184	$ 1,348,985	$ 4,578,777	$ 4,100,954	$ 6,043,597	$ 4,754,271